Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2022	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Statements of Operations
Net Revenues			$ 445,162	$ 538,445	$ 683,862	$ 831,646	$ 1,417,377	$ 1,323,567	$ 775,596
Cost of Revenues (excluding depreciation and amortization)			424,265	465,407	637,495	717,889	1,234,995	1,140,885	656,485
Operating Expenses
Distribution and Fulfillment Expense			20,365	19,947	35,230	33,207	64,260	56,885	35,877
Selling, General and Administrative Expense			15,044	15,831	29,777	29,610	58,110	57,249	50,007
Depreciation and Amortization			1,529	2,064	3,166	4,373	8,259	11,651	15,784
Transaction Costs	$ 694	$ 350	367	34	1,007	(282)	(251)	3,509
IC DISC Commissions			1,444	2,767	2,833	6,263	9,907	5,394	8,182
Loss on Disposal of Fixed Assets			(3)		(3)			87
Total Operating Expenses			38,746	40,643	72,010	73,171	140,285	134,775	109,850
Operating (Loss) Income			(17,849)	32,395	(25,643)	40,586	42,098	47,907	9,261
Other Expenses
Interest Expense, Net			3,544	1,008	5,898	1,736	4,056	2,938	3,524
Total Other Expenses			3,544	1,008	5,898	1,736	4,056	2,938	3,524
(Loss) Income Before Income Tax (Benefit) Expense			(21,393)	31,387	(31,541)	38,850	38,042	44,969	5,737
Income Tax Expense			(5,878)	7,533	(8,516)	9,324	9,423	10,791	376
Net (Loss) Income			$ (15,515)	$ 23,854	$ (23,025)	$ 29,526	28,619	34,178	5,361
Other Comprehensive Income
Foreign Currency Translation							7	15	(318)
Total Comprehensive Income							$ 28,626	$ 34,193	$ 5,043
Net Income per Share - Basic			$ (17.24)	$ 26.50	$ (25.58)	$ 32.81	$ 31.80	$ 37.98	$ 5.96
Net Income per Share - Diluted			$ (17.24)	$ 26.50	$ (25.58)	$ 32.81	$ 31.80	$ 37.98	$ 5.96
Shares Used in Computing Net Income per Share, Basic			900	900	900	900	900	900	900
Shares Used in Computing Net Income per Share, Diluted			900	900	900	900	900	900	900
Distributions of Paid In Capital per Share								$ 7.57